Shares and Stockholders' Equity (Changes In Common stock (Number Of Shares)) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes In Common Stock (Number Of Shares) [Line Items]
Balance as of end-of-period	40,000
Balance as of beginning-of-year	177,193,515
Balance as of end-of-year	169,220,511	177,193,515
Common Stock [Member]
Changes In Common Stock (Number Of Shares) [Line Items]
Balance as of beginning-of-year	177,193,515	192,329,691	196,668,532
Stock compensation/issued for benefit plans	692,491	1,106,572	547,209
Retirement/cancellation of shares	(8,665,495)	(16,242,748)	(4,886,050)
Balance as of end-of-period	169,220,511	177,193,515	192,329,691
Common stock as of End-of-Year
Basic basis	169,220,511	177,193,515	192,329,691
Diluted basis	170,483,323	179,229,110	193,672,296